SUMMARY OF STOCK OPTION ACTIVITY (Details) - Equity Option [Member] - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option Outstanding, Beginning Balance	[1]	28,250	29,768
Weighted Average Exercise Price, Beginning Balance	[1]	$ 24.0	$ 24.0
Weighted Average Remaining Contractual Life (Year)			7 months 6 days	1 year 7 months 6 days
Aggregated Intrinsic Value, Outstanding Beginning			$ 714,400
Option Outstanding, Granted	[1]
Option Outstanding, Exercised	[1]
Option Outstanding, Canceled	[1]	(400)	(1,518)
Weighted Average Exercise Price, Canceled	[1]	$ 24.0	$ 24.0
Option Outstanding, Expired	[1]	(27,850)
Weighted Average Exercise Price, Expired	[1]	$ 24.0
Option Outstanding, Ending Balance	[1]		28,250	29,768
Weighted Average Exercise Price, Ending Balance	[1]		$ 24.0	$ 24.0
Aggregated Intrinsic Value, Outstanding Ending				$ 714,400

[1]	On August 1, 2023, the Company implemented a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented, unless otherwise indicated.